Intangibles, Net - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Land use rights	$ 1,890,475	$ 1,771,569
Less: accumulated amortization	(136,568)	(85,358)
Total intangibles, net	1,753,907	$ 1,686,211
Tang Dynasty Investment Group Limited [Member]
Land use rights	1,890,475
Less: accumulated amortization	(136,568)
Total intangibles, net	$ 1,753,907